Rental expense - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 49.9	$ 60.7	$ 65.6